Summary of the status of the stock options (Details) (USD $)	Options	Weighted-Average Exercise Price
Outstanding at Dec. 31, 2011	1,125,000	2.00
Issued	165,000	4.50
Forfeited	(165,000)	2.00
Exercised	0	0.00
Weighted average fair value of options granted during the year		4.26
Exercisable at Dec. 31, 2012	200,000	2.00
Outstanding at Dec. 31, 2012	1,125,000	2.37
Outstanding at Dec. 31, 2012
Issued	1,685,000	4.98
Forfeited	(137,500)	2.55
Exercised	(25,000)	3.50
Weighted average fair value of options granted during the year		4.35
Total Exercisable	662,500	3.13
Outstanding at Dec. 31, 2013	2,647,500	4.01